REAL ESTATE (Details 2)	12 Months Ended
Dec. 31, 2016 USD ($)
Accredo, Orlando, FL [Member]
Real Estate Properties [Line Items]
Effective Annual Base Rent	$ 872,550
Accredo, Orlando, FL [Member] | Sales Revenue, Net [Member]
Real Estate Properties [Line Items]
Percentage of Annualized Base Rent	36.00%
Walgreens Stockbridge, GA [Member]
Real Estate Properties [Line Items]
Effective Annual Base Rent	$ 360,000
Walgreens Stockbridge, GA [Member] | Sales Revenue, Net [Member]
Real Estate Properties [Line Items]
Percentage of Annualized Base Rent	14.80%
5900 Hwy Cedar Park, TX [Member]
Real Estate Properties [Line Items]
Effective Annual Base Rent	$ 656,076
5900 Hwy Cedar Park, TX [Member] | Sales Revenue, Net [Member]
Real Estate Properties [Line Items]
Percentage of Annualized Base Rent	27.00%